Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Current
Cash and cash equivalents	$ 208,192	$ 1,009,993	$ 441
Prepaid expenses	210,568	647,168	200
Total Current Assets	418,760	1,657,161	641
Investment	197,393	0
Total Assets	616,153	1,657,161	641
Current
Accounts payable and accrued liabilities	12,496	183,194	1,500
Derivative liability	1,463,855	2,060,240	0
Due to related party	45,332	47,537	36,799
Convertible debentures	1,533,133	0
Accrued interest	110,052	0
Total current liabilities	3,164,868	2,290,971	38,299
Total Liabilities		2,290,971	38,299
STOCKHOLDERS' DEFICIT
Capital stock Authorized: 100,000,000 preferred shares, $0.001 par value 500,000,000 common shares, $0.001 par value Issued and outstanding: 51,115,476 common shares (June 30, 2010: 47,375,000)	53,116	51,116	47,375
Additional paid-in capital	26,639,907	24,781,907	52,125
Deficit accumulated during the exploration stage	(29,241,738)	(25,466,833)	(137,158)
Total Stockholders' Deficit	(2,548,715)	(633,810)	(37,658)
Total Liabilities and Stockholders' Deficit	$ 616,153	$ 1,657,161	$ 641